RECENT DEVELOPMENTS	6 Months Ended
Jun. 30, 2017
RECENT DEVELOPMENTS [Abstract]
RECENT DEVELOPMENTS
NOTE 2      -          RECENT DEVELOPMENTS

A.	Equity Grants to CEO and Directors

On June 29, 2017, the annual general meeting of the Company's shareholders approved the grant of the following Restricted Stock Units (‘RSUs’) to the Company's CEO and members of the Board of Directors under the Company’s 2013 Share Incentive Plan: (i) 85,228 time vested RSUs and 97,403 performance based RSUs to the CEO, for a total compensation value of $4,500; (ii) 12,176 time vested RSUs to the chairman of the Board of Directors (the “Chairman”) for a total compensation value of $300; and (iii) 3,044 time vested RSUs to each of the members of the Board of Directors (other than to the Chairman and the CEO), for an aggregate compensation value of $600.

B.	Debentures

The outstanding balances of debentures Series D and debentures Series F were fully redeemed in cash in January 2017.